SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Feb. 28, 2025 USD ($)
Accounting Policies [Abstract]
Unrecognized tax benefits	$ 0
Accrued interest and penalties	$ 0